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April 14, 2016

VIA EDGAR

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	BlackRock Disciplined Small Cap Core Fund, a series of BlackRock FundsSM
(File Nos. 33-26305, 811-05742)

Ladies and Gentlemen:

On behalf of BlackRock FundsSM, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Investor and Institutional Shares Prospectus of BlackRock Disciplined Small Cap Core Fund (the “Fund”), dated September 28, 2015, as amended March 30, 2016, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 30, 2016 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

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